Net Revenues - Distribution by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distribution of net consolidated revenues by segment
Net revenue	€ 5,340,038	€ 5,098,691	€ 4,486,724
Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	5,340,038	5,098,691	4,486,724
Intersegments
Distribution of net consolidated revenues by segment
Net revenue	(53,107)	(52,176)	(41,154)
Bioscience | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	4,242,502	3,993,462	3,516,704
Diagnostic | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	775,889	733,604	702,265
Hospital | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	118,675	134,441	119,454
Bio supplies | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	224,090	266,540	167,004
Others | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	€ 31,989	€ 22,820	€ 22,451